Loans Held for Investment	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans Held for Investment

Note 3 - Loans Held for Investment

The composition of net loans held for investment by class as of December 31, 2014 and 2013 is as follows:

	2014	2013
	(dollars in thousands)
Commercial
Commercial	$47,418	$47,436
Real estate – commercial	92,517	95,922
Other real estate construction loans	22,362	17,583
Noncommercial
Real estate 1 – 4 family construction	3,888	3,418
Real estate – residential	89,374	87,463
Home equity	46,360	45,231
Consumer loans	8,460	9,623
Other loans	481	612

	310,860	307,288
Less:
Allowance for loan losses	(3,738)	(5,095)
Deferred loan (fees) costs, net	(7)	60

Loans held for investment, net	$307,115	$302,253

Although the subsidiary bank loan portfolio is diversified, there is a concentration of mortgage real estate loans, primarily 1 to 4 family residential mortgage loans, which represent 44.91% of total loans. Additionally, there is concentration in commercial loans secured primarily by real estate, shopping center locations, commercial land development, commercial buildings and equipment that represent 52.21% of total loans. There is not a concentration of a particular type of credit in this group of commercial loans.

Total recorded investment in impaired loans, which consisted of nonaccrual loans and other loans identified by management as impaired, totaled $7.6 million and $17.6 million at December 31, 2014 and 2013, respectively. There were no loans 90 days past due and still accruing at December 31, 2014 or at December 31, 2013.

Restructured loans at December 31, 2014 totaled $6.0 million and are included in the impaired loan total, compared to $6.4 million of which all $6.4 million were included in impaired loans at December 31, 2013. The carrying value of foreclosed properties held as other real estate was $5.9 million and $7.2 million at December 31, 2014 and 2013, respectively.

The Company had loans of $128.9 million and $150.4 million pledged to borrowings at Federal Home Loan Bank and the Federal Reserve Bank at December 31, 2014 and 2013, respectively.

The Company’s loan policies are written to address loan-to-value ratios and collateralization methods with respect to each lending category. Consideration is given to the economic and credit risk of lending areas and customers associated with each category.